Net Loss per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss per Share Attributable to Common Stockholders (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	2,058,623	8,388,017	1,413,533	2,346,082	1,723,787
Employee Stock Option [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	2,048,209	1,197,120	1,403,119	548,903	231,576
Warrant [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	10,414		10,414
Restricted Common Stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share					1,458
Redeemable Convertible Preferred Stock
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share		7,180,483		1,789,704	1,487,527
Warrants to Purchase Redeemable Convertible Preferred Stock (as Converted to Common Stock)
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share		10,414		7,475	3,226